SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SEGMENTED INFORMATION

5.	SEGMENTED INFORMATION

Our chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by geographic information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, we have concluded that the Company has one reportable operating segment. Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the years ended 31 December 2011 and 2010:

	Asia	Other	Total
	$	$	$
Revenues
For the year ended 31 December 2011	10,500	-	10,500
For the year ended 31 December 2010	32,550	-	32,550